Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income
Net income/(loss)	SFr 2,666	SFr 3,425	SFr 2,011
Gains/(losses) on cash flow hedges	178	100	(10)
Foreign currency translation	(3,065)	(1,025)	(325)
Unrealized gains/(losses) on securities	(17)	20	(17)
Actuarial gains/(losses)	(37)	326	(391)
Net prior service cost	(148)	217	(135)
Gains/(losses) on liabilities related to credit risk	202	(1,860)	1,654
Other comprehensive income/(loss), net of tax	(2,887)	(2,222)	776
Comprehensive income/(loss)	(221)	1,203	2,787
Comprehensive income/(loss) attributable to noncontrolling interests	(9)	8	(15)
Comprehensive income/(loss) attributable to shareholders	(212)	1,195	2,802
Bank
Comprehensive income
Net income/(loss)	2,514	3,095	1,722
Gains/(losses) on cash flow hedges	177	86	(7)
Foreign currency translation	(3,014)	(995)	(321)
Unrealized gains/(losses) on securities	(17)	21	(18)
Actuarial gains/(losses)	(44)	(24)	31
Net prior service cost	(4)	1	(10)
Gains/(losses) on liabilities related to credit risk	151	(1,738)	1,442
Other comprehensive income/(loss), net of tax	(2,751)	(2,649)	1,117
Comprehensive income/(loss)	(237)	446	2,839
Comprehensive income/(loss) attributable to noncontrolling interests	(55)	7	(3)
Comprehensive income/(loss) attributable to shareholders	SFr (182)	SFr 439	SFr 2,842